Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net revenue	$ 2,014	$ 1,961	$ 4,000	$ 3,935	$ 8,623	$ 8,516	$ 8,268
Cost of goods sold	1,250	1,227	2,506	2,479	5,465	5,419	5,278
Gross profit	764	734	1,494	1,456	3,158	3,097	2,990
Operating expenses:
Operating	180	171	358	344	740	715	744
Selling, general and administrative, including stock-based compensation	155	138	303	293	615	588	535
Depreciation	33	33	66	63	127	126	135
Amortization of intangible assets	112	107	223	211	431	400	439
Operating expenses	480	449	950	911	1,913	1,829	1,853
Operating income	284	285	544	545	1,245	1,268	1,137
Other (expense) income:
Equity in losses of investee	(2)	(2)	(3)	(1)	(4)	(4)	(2)
Gains on financial instruments	0	3	0	15	15	48	50
Interest expense, net	(60)	(50)	(122)	(113)	(214)	(233)	(229)
Foreign currency gain (loss)	1	0	0	(1)	1	2	(2)
Loss on extinguishment of debt	0	(16)	0	(57)	(57)	0	0
Nonoperating income (expense)	(61)	(65)	(125)	(157)	(259)	(187)	(183)
Income before income taxes	223	220	419	388	986	1,081	954
Income tax expense	(83)	(81)	(157)	(143)	(353)	(394)	(342)
Net income	140	139	262	245	633	687	612
Less net income attributable to the noncontrolling interest	(10)	(13)	(19)	(25)	(45)	(63)	(52)
Net income attributable to QVC, Inc. stockholder	$ 130	$ 126	$ 243	$ 220	$ 588	$ 624	$ 560